Subsequent Events (Details)		9 Months Ended
	Oct. 13, 2026 Equityinstruments $ / shares	Sep. 30, 2026 Equityinstruments $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Options granted (in shares) | Equityinstruments		1,212,981
Options exercisable | $ / shares		$ 2.42
Expiry period (in years)		10 years
Major Ordinary Share Transactions
Disclosure of non-adjusting events after reporting period [line items]
Options granted (in shares) | Equityinstruments	300,000
Options exercisable | $ / shares	$ 1.43
Expiry period (in years)	5 years